Share-Based Payment - Schedule of Expected Dividend Policy and Historical Dividend Yield (Details)	12 Months Ended
Jun. 30, 2026 $ / shares
Schedule of Expected Dividend Policy And Historical Dividend Yield [Abstract]
Number of PVOs, Outstanding Begining
Weighted average exercise price, Outstanding Begining
Number of PVOs, Granted during the year	7,470,000
Weighted average exercise price, Granted during the year (in Dollars per share)	$ 12.88
Number of PVOs, Exercised during the year
Weighted average exercise price, Exercised during the year (in Dollars per share)
Number of PVOs, Forfeited/lapsed during the year
Weighted average exercise price, Forfeited/lapsed during the year (in Dollars per share)
Number of PVOs, Outstanding Ending	7,470,000
Weighted average exercise price, Outstanding Ending (in Dollars per share)	$ 12.88
Number of PVOs, Exercisable
Weighted average exercise price, Exercisable (in Dollars per share)